Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

33 Income taxes

(€ million)	2025	2024	2023
Current taxes
- Italian subsidiaries	6	(255)	97
- subsidiaries of the Exploration & Production segment - outside Italy	3,671	4,946	5,349
- other subsidiaries - outside Italy	128	22	185
	3,805	4,713	5,631
Net deferred taxes
- Italian subsidiaries	(379)	(1,433)	(137)
- subsidiaries of the Exploration & Production segment - outside Italy	(279)	294	(22)
- other subsidiaries - outside Italy	(127)	151	(104)
	(785)	(988)	(263)
	3,020	3,725	5,368

Current income taxes of Italian subsidiaries include foreign taxes for €118 million.

In 2023, Italy substantively enacted Pillar Two Model Rules, effective as from January 1, 2024, through Legislative Decree 209/2023 as mandated by EU Directive 2022/2523. The Pillar Two rules are designed to ensure large multinational enterprises (meeting certain conditions) pay a minimum level of tax on the income arising in each jurisdiction where they operate. The impact of Pillar Two rules on current income taxes for 2025 and 2024 was immaterial. Eni has applied the exception, as set out in the amendments to IAS 12 Income Taxes, to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.

The reconciliation between the statutory tax charge calculated by applying the Italian statutory tax rate of 24% (same amount in 2024 and 2023) and the effective tax charge is the following:

(€ million)	2025	2024	2023
Profit (loss) before taxation	5,778	6,489	10,228
Tax rate (IRES) (%)	24.0	24.0	24.0
Statutory corporation tax charge (credit) on profit or loss	1,387	1,557	2,455
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	1,692	3,452	3,036
- Italian regional income tax (IRAP)	56	(15)	91
- tax effect on reserve distribution	50	147	106
- impact pursuant to foreign tax effects of Italian entities	47	108	14
- effect due to the tax regime provided for intercompany dividends	46	82	7
- tax effects related to previous years	9	6	48
- effect of the valuation of the investments under the equity method	(30)	(30)	(26)
- impact pursuant to (reversal) impairment of deferred tax assets	(260)	(1,470)	(221)
- effect of gains from sale / business combination		(38)	(96)
- other adjustments	23	(74)	(46)
	1,633	2,168	2,913
Effective tax charge	3,020	3,725	5,368

The higher tax charges at non-Italian subsidiaries related to the Exploration & Production segment for €1,653 million (€3,403 million and €3,026 million in 2024 and 2023, respectively).

Group’s effective tax rate amounted to 52.3% (57.4% in 2024 and 52.5% in 2023). This amount is due to the greater weight on consolidated pre-tax profit from the results obtained in foreign Exploration & Production jurisdictions with tax rates higher than the Group average.